Distribution Date:	07/11/25	COMM 2014-UBS5 Mortgage Trust
Determination Date:	07/07/25
Next Distribution Date:	08/12/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	23	Controlling Class	CMBS Investment Holdings
Historical Liquidated Loan Detail	24	Representative
			-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592KAY0	1.373000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592KAZ7	3.031000%	253,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592KBA1	3.548000%	78,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592KBB9	3.565000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592KBC7	3.838000%	354,751,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592KBE3	4.193000%	100,916,000.00	52,346,716.45	695,743.49	182,908.15	0.00	0.00	878,651.64	51,650,972.96	83.64%	22.88%
B	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00	63.46%	18.38%
C	12592KBH6	4.719938%	53,113,000.00	53,113,000.00	0.00	212,097.15	0.00	0.00	212,097.15	53,113,000.00	46.64%	14.63%
D	12592KAG9	3.495000%	104,216,000.00	104,216,000.00	0.00	8,543.59	0.00	0.00	8,543.59	104,216,000.00	13.64%	7.27%
E*	12592KAJ3	3.495000%	36,301,000.00	36,301,000.00	0.00	0.00	0.00	0.00	0.00	36,301,000.00	2.14%	4.70%
F	12592KAL8	3.495000%	22,365,000.00	6,758,474.14	0.00	0.00	0.00	0.00	0.00	6,758,474.14	0.00%	3.13%
G	12592KAN4	3.495000%	44,261,324.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12592KAQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592KAW4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,416,359,327.00	316,471,190.59	695,743.49	643,302.48	0.00	0.00	1,339,045.97	315,775,447.10

X-A	12592KBD5	0.526938%	1,092,367,000.00	52,346,716.45	0.00	22,986.23	0.00	0.00	22,986.23	51,650,972.96
X-B-1	12592KAA2	0.205938%	63,736,000.00	63,736,000.00	0.00	10,938.06	0.00	0.00	10,938.06	63,736,000.00
X-B-2	12592KBJ2	0.811409%	157,329,000.00	157,329,000.00	0.00	106,381.79	0.00	0.00	106,381.79	157,329,000.00
X-C	12592KAC8	1.224938%	36,301,000.00	36,301,000.00	0.00	37,055.40	0.00	0.00	37,055.40	36,301,000.00
X-D	12592KAE4	1.224938%	66,626,324.00	6,758,474.14	0.00	6,898.93	0.00	0.00	6,898.93	6,758,474.14
Notional SubTotal			1,416,359,324.00	316,471,190.59	0.00	184,260.41	0.00	0.00	184,260.41	315,775,447.10

Deal Distribution Total					695,743.49	827,562.89	0.00	0.00	1,523,306.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592KAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592KAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592KBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592KBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592KBE3	518.71572843	6.89428327	1.81247919	0.00000000	0.00000000	0.00000000	0.00000000	8.70676246	511.82144516
B	12592KBF0	1,000.00000000	0.00000000	3.76166672	0.00000000	0.00000000	0.00000000	0.00000000	3.76166672	1,000.00000000
C	12592KBH6	1,000.00000000	0.00000000	3.99331896	(0.06003728)	0.00000000	0.00000000	0.00000000	3.99331896	1,000.00000000
D	12592KAG9	1,000.00000000	0.00000000	0.08197964	2.83052036	19.44600752	0.00000000	0.00000000	0.08197964	1,000.00000000
E	12592KAJ3	1,000.00000000	0.00000000	0.00000000	2.91249993	42.75446434	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12592KAL8	302.18976705	0.00000000	0.00000000	0.88012788	97.19843595	0.00000000	0.00000000	0.00000000	302.18976705
G	12592KAN4	0.00000000	0.00000000	0.00000000	0.00000000	94.04564920	0.00000000	0.00000000	0.00000000	0.00000000
V	12592KAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592KBD5	47.92044839	0.00000000	0.02104259	0.00000000	0.00000000	0.00000000	0.00000000	0.02104259	47.28353471
X-B-1	12592KAA2	1,000.00000000	0.00000000	0.17161510	0.00000000	0.00000000	0.00000000	0.00000000	0.17161510	1,000.00000000
X-B-2	12592KBJ2	1,000.00000000	0.00000000	0.67617407	0.00000000	0.00000000	0.00000000	0.00000000	0.67617407	1,000.00000000
X-C	12592KAC8	1,000.00000000	0.00000000	1.02078180	0.00000000	0.00000000	0.00000000	0.00000000	1.02078180	1,000.00000000
X-D	12592KAE4	101.43849659	0.00000000	0.10354661	0.00000000	0.00000000	0.00000000	0.00000000	0.10354661	101.43849659

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/25 - 06/30/25	30	0.00	22,986.23	0.00	22,986.23	0.00	0.00	0.00	22,986.23	0.00
A-M	06/01/25 - 06/30/25	30	0.00	182,908.15	0.00	182,908.15	0.00	0.00	0.00	182,908.15	0.00
B	06/01/25 - 06/30/25	30	0.00	239,753.59	0.00	239,753.59	0.00	0.00	0.00	239,753.59	0.00
C	06/01/25 - 06/30/25	30	3,188.76	208,908.39	0.00	208,908.39	(3,188.76)	0.00	0.00	212,097.15	0.00
X-B-1	06/01/25 - 06/30/25	30	0.00	10,938.06	0.00	10,938.06	0.00	0.00	0.00	10,938.06	0.00
X-B-2	06/01/25 - 06/30/25	30	0.00	106,381.79	0.00	106,381.79	0.00	0.00	0.00	106,381.79	0.00
X-C	06/01/25 - 06/30/25	30	0.00	37,055.40	0.00	37,055.40	0.00	0.00	0.00	37,055.40	0.00
X-D	06/01/25 - 06/30/25	30	0.00	6,898.93	0.00	6,898.93	0.00	0.00	0.00	6,898.93	0.00
D	06/01/25 - 06/30/25	30	1,731,599.61	303,529.10	0.00	303,529.10	294,985.51	0.00	0.00	8,543.59	2,026,585.12
E	06/01/25 - 06/30/25	30	1,446,303.15	105,726.66	0.00	105,726.66	105,726.66	0.00	0.00	0.00	1,552,029.81
F	06/01/25 - 06/30/25	30	2,154,158.96	19,684.06	0.00	19,684.06	19,684.06	0.00	0.00	0.00	2,173,843.02
G	N/A	N/A	4,162,584.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,162,584.95
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			9,497,835.43	1,244,770.36	0.00	1,244,770.36	417,207.47	0.00	0.00	827,562.89	9,915,042.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592KBE3	4.193000%	100,916,000.00	52,346,716.45	695,743.49	182,908.15	0.00	0.00	878,651.64	51,650,972.96
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592KBH6	4.719938%	53,113,000.00	53,113,000.00	0.00	212,097.15	0.00	0.00	212,097.15	53,113,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			217,765,000.03	169,195,716.45	695,743.49	634,758.89	0.00	0.00	1,330,502.38	168,499,972.96

Exchangeable Certificate Details
PEZ	12592KBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592KBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	1,523,306.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,249,021.72	Master Servicing Fee	2,100.71
Interest Reductions due to Nonrecoverability Determination	(373,172.33)	Certificate Administrator Fee	633.92
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	131.86
ARD Interest	0.00	Operating Advisor Fee	342.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	875,849.39	Total Fees	3,419.34

Principal		Expenses/Reimbursements
Scheduled Principal	232,073.75	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	42,681.40
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	463,669.74	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,185.76
Total Principal Collected	695,743.49	Total Expenses/Reimbursements	44,867.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	827,562.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	695,743.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,523,306.38
Total Funds Collected	1,571,592.88	Total Funds Distributed	1,571,592.88

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	316,471,190.59	316,471,190.59	Beginning Certificate Balance	316,471,190.59
(-) Scheduled Principal Collections	232,073.75	232,073.75	(-) Principal Distributions	695,743.49
(-) Unscheduled Principal Collections	463,669.74	463,669.74	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	315,775,447.10	315,775,447.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	320,219,279.93	320,219,279.93	Ending Certificate Balance	315,775,447.10
Ending Actual Collateral Balance	319,549,193.09	319,549,193.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	9,384,437.53	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,384,437.53	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.24 or less	7	165,316,407.16	52.35%	(11)	4.7357	0.757724
7,500,000 to 14,999,999	2	18,035,263.13	5.71%	(11)	4.5543	1.471891	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	2	37,225,928.20	11.79%	(11)	5.3590	0.929940	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	6	206,548,069.51	65.41%	(12)	4.7218	1.269422	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	1	53,966,186.26	17.09%	(10)	4.4234	1.843900	1.50 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.75 to 1.99	2	96,307,411.69	30.50%	(10)	4.8088	1.803540
Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144	2.00 or greater	2	54,151,628.25	17.15%	(15)	4.6096	2.288211
							Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	4,494,200.88	1.42%	(15)	4.6266	2.281500
							Lodging	1	28,248,303.69	8.95%	(10)	4.8000	0.658000
California	3	91,192,114.46	28.88%	(10)	4.8053	1.470808
							Office	25	243,584,227.98	77.14%	(11)	4.7613	1.574592
Colorado	3	5,204,712.67	1.65%	(15)	4.6266	2.281500
							Retail	2	43,942,915.42	13.92%	(10)	4.5576	0.471879
Florida	2	32,186,079.71	10.19%	(11)	4.7788	0.856626
							Totals	28	315,775,447.10	100.00%	(11)	4.7364	1.339144
Georgia	3	37,087,360.03	11.74%	(11)	4.3600	1.208500
Michigan	1	1,215,574.28	0.38%	(15)	4.6266	2.281500
Mississippi	1	2,686,550.13	0.85%	(13)	4.5100	2.327400
Missouri	1	3,963,457.15	1.26%	(15)	4.6266	2.281500
Nebraska	2	4,554,123.62	1.44%	(15)	4.6266	2.281500
New Jersey	2	68,594,991.36	21.72%	(10)	4.9578	1.146114
New York	1	4,922,219.96	1.56%	(15)	4.6266	2.281500
Ohio	1	2,234,259.81	0.71%	(15)	4.6266	2.281500
Oklahoma	1	3,980,577.94	1.26%	(15)	4.6266	2.281500
Tennessee	3	10,717,656.87	3.39%	(14)	4.5697	2.303900
Texas	1	26,382,787.90	8.35%	(12)	4.7000	0.556700
Virginia	1	6,240,518.90	1.98%	(15)	4.6266	2.281500
Wisconsin	1	10,118,261.41	3.20%	(10)	4.5890	0.802500
Totals	28	315,775,447.10	100.00%	(11)	4.7364	1.339144

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.7499% or less	7	207,959,989.78	65.86%	(12)	4.5015	1.420838	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	45,937,453.18	14.55%	(10)	4.7933	0.759543	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	61,878,004.14	19.60%	(10)	5.4834	1.494874	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
								Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	315,775,447.10	100.00%	(11)	4.7364	1.339144	359 months or less	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
	Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	1 to 2 years	6	196,874,465.85	62.35%	(10)	4.7746	1.308265			No outstanding loans in this group
	1 year or less	3	82,399,931.94	26.09%	(13)	4.6748	1.729343
	2 years or greater	2	36,501,049.31	11.56%	(11)	4.6692	0.624837
	Totals	11	315,775,447.10	100.00%	(11)	4.7364	1.339144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	656100291	OF	San Diego	CA	Actual/360	4.423%	200,144.82	330,007.93	0.00	N/A	09/06/24	09/06/25	54,296,194.19	53,966,186.26	07/06/25
7	301991002	OF	Various	Various	Actual/360	4.627%	179,102.74	219,204.05	0.00	04/06/24	04/06/29	--	46,453,830.58	46,234,626.53	07/06/25
8	302501008	OF	Hamilton	NJ	Actual/360	5.300%	187,007.08	0.00	0.00	N/A	09/06/24	09/06/26	42,341,225.43	42,341,225.43	07/06/25
10	302501010	OF	Kennesaw	GA	Actual/360	4.360%	0.00	0.00	0.00	N/A	08/01/24	--	37,087,360.03	37,087,360.03	10/01/24
14	301880014	LO	Miami Beach	FL	Actual/360	4.800%	113,196.26	50,761.66	0.00	N/A	09/06/24	09/06/25	28,299,065.35	28,248,303.69	07/06/25
15	302501015	OF	Dallas	TX	Actual/360	4.700%	0.00	0.00	0.00	N/A	07/06/24	--	26,382,787.90	26,382,787.90	08/06/21
16	302501016	RT	Toms River	NJ	Actual/360	4.406%	0.00	0.00	0.00	N/A	09/06/24	--	26,253,765.93	26,253,765.93	12/06/22
20	406100226	OF	Beverly Hills	CA	Actual/360	5.881%	95,874.20	26,058.18	0.00	N/A	08/06/24	--	19,562,836.89	19,536,778.71	10/06/24
21	302501021	RT	Madera	CA	Actual/360	4.782%	70,655.27	39,302.43	0.00	N/A	09/06/24	--	17,728,451.92	17,689,149.49	01/06/25
36	406100233	OF	Milwaukee	WI	Actual/360	4.589%	0.00	0.00	0.00	N/A	09/06/24	--	10,118,261.41	10,118,261.41	05/06/24
46	302501046	OF	Various	Various	Actual/360	4.510%	29,869.02	30,409.24	0.00	06/06/24	06/06/31	--	7,947,410.96	7,917,001.72	07/06/25
Totals							875,849.39	695,743.49	0.00				316,471,190.59	315,775,447.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	6,990,461.63	3,475,560.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	37,283,877.00	8,755,107.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,894,528.38	2,312,569.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,078,021.34	1,486,756.67	01/01/24	06/30/24	03/06/25	8,677,467.51	178,557.65	(463.59)	1,049,733.24	0.00	0.00
14	1,695,170.37	1,133,571.14	01/01/24	09/30/24	--	0.00	43,094.58	0.00	0.00	0.00	0.00
15	8,441,463.00	972,517.00	01/01/20	03/31/20	02/06/25	8,739,568.96	350,505.86	(329.78)	106,549.81	0.00	0.00
16	980,049.00	130,607.25	01/01/24	03/31/24	05/06/25	2,184,690.99	227,096.60	0.00	0.00	4,133.39	0.00
20	1,293,932.85	372,737.00	01/01/24	03/31/24	03/06/25	7,252,306.88	181,415.01	84,980.43	955,608.05	0.00	0.00
21	1,773,375.35	686,452.54	01/01/24	06/30/24	06/06/25	1,752,743.83	27,767.95	103,466.63	562,633.57	0.00	0.00
36	411,349.82	356,685.91	01/01/23	06/30/23	03/06/25	2,434,507.94	32,632.60	(126.48)	642,236.61	34,202.60	0.00
46	888,758.00	222,738.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	67,730,986.74	19,905,302.28				31,041,286.11	1,041,070.25	187,527.21	3,316,761.28	38,335.99	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	656100291	214,056.45	Partial Liquidation (Curtailment)	0.00	0.00
7	301991002	219,204.05	Partial Liquidation (Curtailment)	0.00	0.00
46	302501046	30,409.24	Partial Liquidation (Curtailment)	0.00	0.00
Totals		463,669.74		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	2	63,470,147.93	0	0.00	3	463,669.74	0	0.00	4.736372%	4.612855%	(11)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	2	63,470,147.93	0	0.00	3	654,026.38	0	0.00	4.736058%	4.612728%	(10)
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	2	233,205.06	0	0.00	4.735679%	4.542318%	(9)
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	3	677,242.75	0	0.00	4.735441%	4.579172%	(8)
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	3	847,806.77	0	0.00	4.735999%	4.579715%	(7)
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	1	219,452.24	0	0.00	4.735256%	4.535854%	(6)
01/10/25	0	0.00	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	3	3,357,602.21	0	0.00	4.735067%	4.476394%	(5)
12/12/24	1	58,908,898.93	0	0.00	0	0.00	0	0.00	1	26,382,787.90	1	58,908,898.93	2	6,511,453.26	0	0.00	4.731976%	4.473257%	(4)
11/13/24	1	54,380,551.58	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	2	104,922.91	0	0.00	4.729819%	4.470996%	(3)
10/11/24	2	83,139,895.52	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	1	33,616.95	0	0.00	4.729705%	4.470899%	(2)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	26,382,787.90	0	0.00	2	349,425.48	0	0.00	4.734740%	4.528603%	(1)
08/12/24	0	0.00	2	18,618,251.08	1	26,253,765.93	0	0.00	1	26,382,787.90	0	0.00	1	309,577.14	1	6,555,377.66	4.605520%	4.519663%	0
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	302501010	10/01/24	8	5	(463.59)	1,049,733.24	333,657.10	37,494,723.92	09/11/24	7			06/03/25
15	302501015	08/06/21	46	5	(329.78)	106,549.81	617,901.30	28,039,047.36	05/20/20	7			11/02/21
16	302501016	12/06/22	30	5	0.00	0.00	51,226.89	27,263,772.49	05/14/20	98
20	406100226	10/06/24	8	5	84,980.43	955,608.05	3,400.42	19,758,844.59	02/28/24	98
21	302501021	01/06/25	5	5	103,466.63	562,633.57	148,318.72	17,920,323.49	09/09/24	2
36	406100233	05/06/24	13	5	(126.48)	642,236.61	47,846.96	10,356,358.94	02/25/19	2
Totals					187,527.21	3,316,761.28	1,202,351.39	140,833,070.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,068,103	0	73,597,956		63,470,148
0 - 6 Months		82,214,490	82,214,490	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		42,341,225	42,341,225	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		46,234,627	46,234,627	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,917,002	7,917,002	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	315,775,447	178,707,344	0	0	73,597,956	63,470,148
Jun-25	316,471,191	179,337,727	0	0	73,663,316	63,470,148
May-25	317,339,630	180,146,624	0	0	110,810,219	26,382,788
Apr-25	317,834,546	180,575,068	0	0	110,876,690	26,382,788
Mar-25	318,810,493	138,638,965	0	0	153,788,740	26,382,788
Feb-25	320,021,461	182,436,889	0	0	111,201,785	26,382,788
Jan-25	320,551,186	182,823,457	0	0	111,344,941	26,382,788
Dec-24	324,186,697	127,405,845	58,908,899	0	111,489,164	26,382,788
Nov-24	330,998,548	79,586,140	54,380,552	0	170,649,069	26,382,788
Oct-24	331,380,128	8,210,880	83,139,896	0	213,646,565	26,382,788
Sep-24	367,146,009	73,781,872	0	0	266,981,349	26,382,788
Aug-24	590,405,753	436,113,162	0	18,618,251	109,291,552	26,382,788
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	302501010	37,087,360.03	37,494,723.92	29,800,000.00	04/15/25	1,486,756.67	1.20850	06/30/24	08/01/24	229
15	302501015	26,382,787.90	28,039,047.36	51,200,000.00	11/13/24	779,635.00	0.55670	03/31/20	07/06/24	229
16	302501016	26,253,765.93	27,263,772.49	25,000,000.00	11/18/24	76,165.50	0.16880	03/31/24	09/06/24	229
20	406100226	19,536,778.71	19,758,844.59	14,600,000.00	09/18/24	342,959.00	0.93740	03/31/24	08/06/24	229
21	302501021	17,689,149.49	17,920,323.49	18,900,000.00	10/07/24	608,114.04	0.92170	06/30/24	09/06/24	229
36	406100233	10,118,261.41	10,356,358.94	9,200,000.00	10/02/24	295,842.91	0.80250	06/30/23	09/06/24	229
Totals		137,068,103.47	140,833,070.79	148,700,000.00		3,589,473.12

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	302501010	OF	GA	09/11/24	7

The loan transferred to Special Servicing effective 9/11/2024 for maturity default, after the Borrower failed to pay off the loan by the 8/1/2024 maturity date. The subject is a 367,216 SF office property located in Kennesaw, GA and is comprised of three buildings constructed between 1999-2006. As of June 2025, the subject was 45.2% leased. This is compared to YE 2024 and YE 2023 leased occupancies of 51% and 56%, respectively. Two existing tenants totaling ~3% of RBA have agreed to terms on renewals. Additionally, proposals are out to three tenants that total roughly ~5.5% of RBA. A site inspection was performed in November 2024 and noted the Property is in good overall condition with no observed material deferred maintenance. Borrower indicated their in tent to relinquish control of the Property following transfer to SS. A Consent Order was entered appointing a Receiver on 12/16/2024. A foreclosure occurred on June 3rd, 2025. The SS will

	continue to pursue stabilization of the property as REO.
15	302501015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. Title was received in November 2021. Harwood Center is a 734,443 SF office tower built in 1982 located in Dallas. TX. The REO collateral is a leasehold interest with three ground leases that require monthly ground rent payments. The property was inspected in May 2024 and was found to be in good condition. Occupancy as of April 2025 was 47%. Several necessary capital projects are in process including elevator work and chiller work. These projects, coupled with outstanding tenant improvement allowance obligations, total approximately $4.8MM. Approximately $13.85MM of reserves were held at the master servicer as of

	March 2025. The asset will be brought to market in late summer 2025 with an expected disposition in 4Q 2025.
16	302501016	RT	NJ	05/14/20	98

COVID - Loan collateral is a 253,063 sq ft retail center located in Toms River, NJ. Property operations suffered from the impacts of COVID-19 as former tenants totaling 80,000 sq ft vacated the property. After numerous discussions regarding a loan modification, the Borrower decided not to move forward with the bring current. Receiver is in place and foreclosure process is ongoing. October 2024 inspection reported the property to be in good condition. As of the most recent rent roll,

	the property is 79% leased by 14 tenants. Strategy is to dual track a receivership sale and foreclosure.

20	406100226	OF	CA	02/28/24	98

The loan transferred to Special Servicing effective 2/28/2024 for payment default. The loan collateral is the leasehold interest in a 68,422 SF office property located in Beverly Hills CA, built in 1961 and renovated in 2006. The current ground lease term expires in September 2026. As of April 2025, occupancy was 67.35%. A PNA was executed with the Borrower on 9/9/24. An October 2024 inspection found the property to be in overall fair condition with some areas of deferred maintenance. In addition to monetary default, there is also a property condition default under the ground lease which was issued by the ground lessor. A forbearance agreement was executed on 6/12/2025 due to ongoing litigation between the borrower and the ground lessor. The agreement gives the borrower time to come to a resolution with the ground lessor, complete necessary repairs to the building, and exercise a renewal of the ground lease.

21	302501021	RT	CA	09/09/24	2

The loan transferred to Special Servicing effective 9/9/2024 due to a maturity default. The subject is a 297,841 SF leasehold interest retail center located in Madera, California and constructed in phases between 2008-2014. The collateral excluding the leasehold interest is 124,599 SF. Anchor Tenants include Lowes (170,799 SF), Marshalls (24,000 SF), and Grocery Outlet (18,010 SF). A receiver was appointed to the property on 11/7/2024. Per the November 2024 inspection, the property is in good overall condition. Per the April 2025 rent roll the subject is 97% leased. Based on the April 2025 Income Statement, the property is operating at a x DSCR. Discussions with the Ground Lessor on potential workout

	negotiations remain underway.
36	406100233	OF	WI	02/25/19	2

The loan transferred to Special Servicing for non-monetary default. The subject is a 122,628 SF office property located in Milwaukee, WI, built in 2000. An October 2024 site inspection found the property in good overall condition. The May 2025

	YTD NOI DSC R was approximately 0.49x, as compared to 0.99x at YE2024. As of May 2025, the property was 52.4% occupied. A Receiver was appointed on 1/14/25. Title is expected in 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	05/01/20	05/06/20	07/06/20
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	07/06/20	05/06/20	05/01/20
2	302501002	74,071,251.43	4.13000%	74,071,251.43	4.13000%	10	05/01/20	05/01/20	07/06/20
2	302501002	73,438,592.50	4.13000%	73,336,063.48	4.13000%	10	07/06/20	05/01/20	05/01/20
4	656100291	0.00	4.42340%	0.00	4.42340%	1	11/06/24	11/06/24	--
6	302501006	0.00	4.99500%	0.00	4.99500%	10	06/30/20	06/30/20	--
6	302501006	0.00	4.99500%	0.00	4.99500%	10	10/25/21	06/30/20	--
14	301880014	0.00	4.80000%	0.00	4.80000%	10	11/30/21	08/06/20	--
18	301880016	0.00	4.61000%	0.00	4.61000%	10	03/08/22	03/08/22	--
21	302501021	19,733,141.87	4.78250%	19,733,141.87	4.78250%	10	06/01/20	06/06/20	08/06/20
21	302501021	19,583,257.11	4.78250%	19,553,948.43	4.78250%	10	08/06/20	06/06/20	06/01/20
Totals		213,804,393.30		213,804,393.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	406100165	08/12/21	29,859,405.94	8,700,000.00	11,450,774.39	713,570.68	11,450,774.39	10,737,203.71	19,122,202.23	0.00	(162,530.84)	19,284,733.07	58.43%
19	302501019	09/12/23	21,850,113.78	9,600,000.00	246,378.95	4,459,324.07	246,378.95	(4,212,945.12)	21,850,113.78	0.00	109,027.75	21,741,086.03	84.92%
29	302501029	07/12/24	12,893,549.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
31	406100220	11/14/22	11,166,170.04	10,400,000.00	13,377,118.08	316,064.53	13,377,118.08	13,061,053.55	0.00	0.00	0.00	0.00	0.00%
49	407000284	12/11/20	6,773,014.55	3,500,000.00	2,497,822.42	709,988.62	2,497,822.42	1,787,833.80	4,985,180.75	0.00	192,069.27	4,793,111.48	62.45%
68	302501068	11/15/21	2,762,798.76	2,900,000.00	3,006,419.93	755,239.97	3,006,419.93	2,251,179.96	511,618.80	0.00	75,820.20	435,798.60	12.10%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			85,305,052.84	35,100,000.00	30,578,513.77	6,954,187.87	30,578,513.77	23,624,325.90	46,469,115.56	0.00	214,386.38	46,254,729.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	406100165	07/12/24	0.00	0.00	19,284,733.07	0.00	0.00	205.40	0.00	0.00	19,284,733.07
		11/10/23	0.00	0.00	19,284,527.67	0.00	0.00	(11,372.71)	0.00	0.00
		10/13/21	0.00	0.00	19,295,900.38	0.00	0.00	173,698.15	0.00	0.00
		08/12/21	0.00	0.00	19,122,202.23	0.00	0.00	19,122,202.23	0.00	0.00
19	302501019	10/11/24	0.00	0.00	21,741,086.03	0.00	0.00	(133,909.45)	0.00	0.00	22,756,824.78
		02/12/24	0.00	0.00	21,874,995.48	0.00	0.00	24,881.70	0.00	15,738.75
		09/12/23	0.00	0.00	21,850,113.78	0.00	0.00	21,850,113.78	0.00	1,000,000.00
29	302501029	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	406100220	11/14/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	407000284	01/10/25	0.00	0.00	4,793,111.48	0.00	0.00	(267.00)	0.00	0.00	4,793,111.48
		10/13/23	0.00	0.00	4,793,378.48	0.00	0.00	(5,487.87)	0.00	0.00
		09/12/23	0.00	0.00	4,798,866.35	0.00	0.00	5,487.87	0.00	0.00
		08/11/23	0.00	0.00	4,793,378.48	0.00	0.00	5,487.87	0.00	0.00
		06/12/23	0.00	0.00	4,787,890.61	0.00	0.00	(1,960.58)	0.00	0.00
		03/10/23	0.00	0.00	4,789,851.19	0.00	0.00	(45,382.44)	0.00	0.00
		10/13/22	0.00	0.00	4,835,233.63	0.00	0.00	(149,947.12)	0.00	0.00
		12/11/20	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75	0.00	0.00
68	302501068	01/10/25	0.00	0.00	435,798.60	0.00	0.00	(140.00)	0.00	0.00	435,798.60
		08/11/23	0.00	0.00	435,938.60	0.00	0.00	405.74	0.00	0.00
		05/12/23	0.00	0.00	435,532.86	0.00	0.00	(76,085.94)	0.00	0.00
		11/15/21	0.00	0.00	511,618.80	0.00	0.00	511,618.80	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	46,254,729.18	0.00	0.00	46,254,729.18	0.00	1,015,738.75	47,270,467.93

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,185.76	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	134,750.74	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	103,332.59	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	96,395.08	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	36,707.41	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	5,973.99	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	38,693.92	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	42,681.40	0.00	373,172.32	0.00	0.00	2,185.76	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		418,039.48

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27